Commitments and Contingencies - Additional Information (Detail) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ILS (₪)
Total rent expenses	$ 956	$ 777	$ 580
Debt frequency of payments	120 fixed monthly installments
Financial expenses relating to loan	$ 89	$ 94	$ 29
Israel [Member]
Debt instruments face amount	$ 2,700			₪ 9,700
Debt Interest rate	3.58%			3.58%
Debt payments installments amount	$ 98,500